REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Total Revenues from External Customers by Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,444,519	$ 1,332,152	$ 1,015,542
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,123,866	1,035,871	720,520
Includes Europe, the Middle East (excluding Israel) and Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	202,521	186,268	189,223
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,402	3,693	4,295
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 113,730	$ 106,320	$ 101,504